REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 36,136	$ 42,308	$ 37,092
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	21,680	28,718	30,814
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,805	3,947	2,413
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,651	9,643	3,865
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	29,483	33,858	28,827
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	17,665	23,070	24,296
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,382	1,379	944
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,436	9,409	3,587
Goods and services provided at a point in time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,653	8,450	8,265
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,015	5,648	6,518
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,423	2,568	1,469
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	215	234	278
Services transferred over a period of time | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0